Prepaid Expenses	3 Months Ended	10 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Prepaid Expenses [Abstract]
Prepaid expenses

Note 3 — Prepaid expenses

	March 31, 2022	December 31, 2021
Advances on non-clinical research and clinical development services	$2,030,013	$547,586
Advances on supply and manufacturing services	100,793	750,622
Advances on insurances	41,035	23,141
Advances on other consulting and advisory services	21,013	31,930
Advances on rent/leases	12,910	12,942
Other prepayments	91,282	82,875
Total	$2,297,046	$1,449,096

The prepaid expenses as of March 31, 2022 primarily relate to services expected to be received by the end of the year.

Note 4 — Prepaid expenses

December 31, 2021
Advances on supply and manufacturing services	$756,805
Advances on non-clinical research and clinical development services	524,342
Other prepayments	167,949
Total	$1,449,096

The above prepaid expenses relate to services expected to be received during the first quarter of 2022.